Pension Plans and Postretirement Benefits - Changes in Level Three Fixed Income Instrument Measured on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of plan assets at end of year	$ 593,927	$ 611,284
Fixed Income [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of plan assets at end of year	471,704	479,529
Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of plan assets at end of year	5,013	3,769
Level 3 [Member] | Fixed Income [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of plan assets at beginning of year	3,769	1,576
Purchases, net	1,347	2,120
Total unrealized gains (loss)	(103)	73
Fair value of plan assets at end of year	$ 5,013	$ 3,769